Investment Portfolioas of September 30, 2022 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 98.4%
Australia 3.6%
APA Group (Units)	1,870,349	11,392,714
Transurban Group (Units)	4,057,255	31,907,233
(Cost $51,056,170)		43,299,947
Canada 14.9%
Canadian National Railway Co.	134,454	14,520,467
Canadian Pacific Railway Ltd.	65,740	4,388,378
Enbridge, Inc.	2,371,440	87,932,209
Gibson Energy, Inc. (a)	867,451	13,796,575
Pembina Pipeline Corp.	1,081,303	32,845,748
TC Energy Corp. (a)	632,230	25,465,868
(Cost $178,667,081)		178,949,245
China 1.2%
China Tower Corp. Ltd. "H", 144A	108,796,000	11,630,381
ENN Energy Holdings Ltd.	207,000	2,771,120
(Cost $16,746,431)		14,401,501
Denmark 1.1%
Orsted AS 144A (Cost $17,845,930)	169,654	13,488,196
France 2.9%
Getlink SE	403,598	6,247,892
Vinci SA	347,134	28,097,602
(Cost $32,962,217)		34,345,494
Germany 1.1%
RWE AG (Cost $14,571,810)	357,890	13,084,589
Hong Kong 2.9%
China Gas Holdings Ltd.	4,435,200	5,304,736
China Resources Gas Group Ltd.	3,214,500	10,255,986
Cosco Shipping Ports Ltd.	3,678,000	2,309,184
Hong Kong & China Gas Co., Ltd.	15,423,800	13,578,255
Kunlun Energy Co., Ltd.	4,228,000	3,053,792
(Cost $49,417,644)		34,501,953
Italy 2.4%
Terna - Rete Elettrica Nazionale (Cost $37,774,986)	4,794,730	29,243,137
Japan 2.0%
East Japan Railway Co.	240,700	12,231,148
Toho Gas Co., Ltd.	260,800	5,193,133
Tokyo Gas Co., Ltd.	387,800	6,540,118
(Cost $30,145,186)		23,964,399

Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Cost $3,983,959)	82,609	10,473,169
Spain 5.7%
Aena SME SA 144A*	42,515	4,405,518
Cellnex Telecom SA 144A	1,186,003	36,643,505
Ferrovial SA	1,189,015	26,991,547
(Cost $66,794,320)		68,040,570
United Kingdom 4.8%
National Grid PLC	5,339,502	54,803,971
SSE PLC	195,270	3,304,335
(Cost $63,891,057)		58,108,306
United States 54.9%
Ameren Corp.	436,700	35,176,185
American Tower Corp. (REIT)	464,041	99,629,603
American Water Works Co., Inc.	248,207	32,306,623
Atmos Energy Corp.	267,280	27,222,468
CenterPoint Energy, Inc.	1,457,315	41,067,137
Cheniere Energy, Inc.	202,460	33,590,139
Consolidated Edison, Inc.	143,230	12,283,405
Crown Castle, Inc. (REIT)	455,253	65,806,821
Edison International	277,593	15,706,212
Exelon Corp.	238,583	8,937,319
Kinder Morgan, Inc.	744,150	12,382,656
NiSource, Inc.	1,197,526	30,165,680
ONEOK, Inc.	241,330	12,365,749
PG&E Corp.*	3,010,646	37,633,075
SBA Communications Corp. (REIT)	185,011	52,663,381
Sempra Energy	479,354	71,874,339
Williams Companies, Inc.	1,674,753	47,948,178
Xcel Energy, Inc.	321,532	20,578,048
(Cost $473,019,559)		657,337,018
Total Common Stocks (Cost $1,036,876,350)		1,179,237,524

Master Limited Partnerships 0.3%
United States
Enterprise Products Partners LP (Cost $3,547,314)	135,560	3,223,617

Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c) (Cost $27,916,244)	27,916,244	27,916,244

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.84% (b) (Cost $8,960,086)	8,960,086	8,960,086

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,077,299,994)	101.8	1,219,337,471
Other Assets and Liabilities, Net	(1.8)	(21,179,890)
Net Assets	100.0	1,198,157,581
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c)
56,515,520	—	28,599,276 (d)	—	—	158,763	—	27,916,244	27,916,244
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.84% (b)
8,156,553	145,982,388	145,178,855	—	—	22,336	—	8,960,086	8,960,086
64,672,073	145,982,388	173,778,131	—	—	181,099	—	36,876,330	36,876,330

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $25,484,296, which is 2.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2022 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	504,964,573	43%
Energy	269,550,739	23%
Real Estate	218,099,805	18%
Industrials	141,572,138	12%
Communication Services	48,273,886	4%
Total	1,182,461,141	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,299,947	$—	$43,299,947
Canada	178,949,245	—	—	178,949,245
China	—	14,401,501	—	14,401,501
Denmark	—	13,488,196	—	13,488,196
France	—	34,345,494	—	34,345,494
Germany	—	13,084,589	—	13,084,589
Hong Kong	—	34,501,953	—	34,501,953
Italy	—	29,243,137	—	29,243,137
Japan	—	23,964,399	—	23,964,399
Mexico	10,473,169	—	—	10,473,169
Spain	—	68,040,570	—	68,040,570
United Kingdom	—	58,108,306	—	58,108,306
United States	657,337,018	—	—	657,337,018
Master Limited Partnerships	3,223,617	—	—	3,223,617
Short-Term Investments (a)	36,876,330	—	—	36,876,330
Total	$886,859,379	$332,478,092	$—	$1,219,337,471

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH3
R-080548-1 (1/23)